PROPERTY AND EQUIPMENT, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended		83 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation, Total	$ 24	$ 13	$ 88